Investment Risks	Dec. 15, 2025
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek both growth of capital and some income

●	you believe that the market will favor growth over value stocks over the long term

●	you wish to include a growth strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Growth Innovators ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Growth Innovators ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

Gabelli Growth Innovators ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Growth Innovators ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Growth Innovators ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Growth Innovators ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Growth Innovators ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Gabelli Growth Innovators ETF | Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.

Gabelli Growth Innovators ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Growth Innovators ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

Gabelli Growth Innovators ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Growth Innovators ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Growth Innovators ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Growth Innovators ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Gabelli Growth Innovators ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Growth Innovators ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Growth Innovators ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Growth Innovators ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Growth Innovators ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek capital appreciation

●	you want exposure to equity investments in companies that meet the Fund’s socially responsible guidelines

●	you seek long term growth of capital

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Love Our Planet & People ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Love Our Planet & People ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

Gabelli Love Our Planet & People ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Love Our Planet & People ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Love Our Planet & People ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Love Our Planet & People ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Love Our Planet & People ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Gabelli Love Our Planet & People ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Love Our Planet & People ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities.

In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

Gabelli Love Our Planet & People ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Love Our Planet & People ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Love Our Planet & People ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Love Our Planet & People ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Love Our Planet & People ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Love Our Planet & People ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Love Our Planet & People ETF | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

Gabelli Love Our Planet & People ETF | Socially Responsible Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Socially Responsible Investment Risk. The application of the Adviser’s socially responsible criteria will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund—positively or negatively—depending on whether such investments are in or out of favor.

Gabelli Love Our Planet & People ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Love Our Planet & People ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you believe that the market will favor value over growth stocks over the long term

●	you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the ETF involves the following risks:

Gabelli Global Technology Leaders ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Global Technology Leaders ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

Gabelli Global Technology Leaders ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Global Technology Leaders ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The Fund will invest in equity securities of companies principally engaged in the group of industries comprising the technology sector, and is thus exposed to equity risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause an equity security to be worth less than it was worth when it was purchased by the Fund. Because the value of equity securities, and thus shares of the Fund, could decline, you could lose money. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Global Technology Leaders ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Global Technology Leaders ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Gabelli Global Technology Leaders ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Global Technology Leaders ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

Gabelli Global Technology Leaders ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Global Technology Leaders ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Global Technology Leaders ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares. To the extent that all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s domestic trading day. In turn, this could lead to differences between the market price of the Fund’s shares and the underlying value of its shares.

Gabelli Global Technology Leaders ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. Technology companies may have limited product lines, markets, financial resources, or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Gabelli Global Technology Leaders ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Global Technology Leaders ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Global Technology Leaders ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the technology sector, and, as a result, the Fund may be subject to greater volatility with respect to its portfolio securities than the Fund that is more broadly diversified. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

Gabelli Global Technology Leaders ETF | Risk Of Investing In Japan [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on the companies in which the Fund invests. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector, and consistent government policy supporting its export market. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund and its investments. Japan’s relations with its bordering countries have at times been strained, and strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy.

Gabelli Global Technology Leaders ETF | Risk Of Investing In Europe [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in Europe. The Fund may be more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the Euro and may continue to significantly affect other European countries.

Gabelli Global Technology Leaders ETF | Risk Of Investing In United Kingdom [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risk of Investing in the United Kingdom. Investments in United Kingdom (“U.K.”) companies may subject the Fund and its shareholders to regulatory, political, currency, security, and economic risks specific to the U.K. The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the U.K. economy. In a referendum held on June 23, 2016, the U.K. resolved to leave the EU. On January 31, 2020, the U.K. officially withdrew from the EU and entered into a transition period until December 31, 2020. The transition period concluded on December 31, 2020, and the U.K. left the EU single market and customs union under the terms of a new trade agreement. The agreement governs the new relationship between the U.K. and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement.

Gabelli Global Technology Leaders ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

Gabelli Global Technology Leaders ETF | Small And Midcapitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

Gabelli Global Technology Leaders ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.

Gabelli Global Technology Leaders ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio manager to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Gabelli Global Technology Leaders ETF | Absence Of Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Global Technology Leaders ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund
Gabelli Global Technology Leaders ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Global Technology Leaders ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you are seeking income as well as capital appreciation

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

Gabelli Commercial Aerospace and Defense ETF | Early Closetrading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Gabelli Commercial Aerospace and Defense ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

Gabelli Commercial Aerospace and Defense ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Gabelli Commercial Aerospace and Defense ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Gabelli Commercial Aerospace and Defense ETF | American Depositary Receipts A D Rs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Gabelli Commercial Aerospace and Defense ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Gabelli Commercial Aerospace and Defense ETF | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Gabelli Commercial Aerospace and Defense ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment. Inflation has recently increased and it cannot be predicted whether and to what extent it may decline.

Gabelli Commercial Aerospace and Defense ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Gabelli Commercial Aerospace and Defense ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk. If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Gabelli Commercial Aerospace and Defense ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.

Gabelli Commercial Aerospace and Defense ETF | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Gabelli Commercial Aerospace and Defense ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Gabelli Commercial Aerospace and Defense ETF | Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Gabelli Commercial Aerospace and Defense ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Gabelli Commercial Aerospace and Defense ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Companies Risk. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

Gabelli Commercial Aerospace and Defense ETF | Small And Midcapitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid-capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

Gabelli Commercial Aerospace and Defense ETF | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

Gabelli Commercial Aerospace and Defense ETF | Absence Of Active Market [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. Because this is a novel and unique structure, this could influence the number of entities willing to act as Authorized Participants. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Gabelli Commercial Aerospace and Defense ETF | Aerospace Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Aerospace Industry Risk. Government aerospace regulation and spending policies can significantly affect the aerospace industry because many companies involved in the aerospace industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in government contracting, which could have a material adverse effect on the business, financial condition and results of operations of industry participants. Government spending in aerospace generally is not correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense spending will increase or that levels of aerospace and defense spending will not decrease in the future. In addition, the aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry. Furthermore, competition in the airline industry continues to increase as a result of airline deregulation.

Gabelli Commercial Aerospace and Defense ETF | Defense Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Defense Industry Risk. Companies in the defense industry are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments (both in the U.S. and abroad), compliance with varying regulation across international markets, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. Since defense companies derive significant revenue from government contracts, they face a number of specific risks that may adversely affect a company’s financial condition and outlook. The government may terminate a contract with an issuer as a result of an issuer’s default, resulting in possible issuer liability to the government. The government may also terminate a contract for its own convenience, which may lead to difficulty for the issuer in recovering costs incurred prior to termination. Such contracts may also be modified or terminated due to changes in congressional funding levels. Government contractors are also subject to stringent routine audits and reviews, which may lead to significant price adjustments for products and services. The highly competitive bidding environment in which government contractors operate may also reduce the profitability of certain government contracts. Companies involved in the commercial aerospace industry are subject to risks including aircraft order cancellations, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns.

Gabelli Commercial Aerospace and Defense ETF | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Investing Risk. The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Gabelli Commercial Aerospace and Defense ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	you may lose money by investing in the Fund.
Gabelli Commercial Aerospace and Defense ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Gabelli Commercial Aerospace and Defense ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.